Accounts Receivable	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Accounts Receivable
6. Accounts Receivable:

	December 31, 2016	December 31, 2015
Customer trade receivable	$73,341	$35,517
Due from related parties (note 20)	488	1,165
Other receivables	5,010	3,617
Income tax receivable	1,638	1,047
Allowance for doubtful accounts	(3,299)	(3,022)
	$77,178	$38,324